Share capital (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share capital
Summary of issued shares

Issued shares	March 31, 2023	December 31, 2022
Ordinary shares fully paid - Cobar Management Pty. Limited	1	1
	1	1

Issued shares	2022	2021
Ordinary shares fully paid	1	1
	1	1

			January 1,
Issued shares	2021	2020	2020
Ordinary shares fully paid	1	1	1
	1	1	1

Summary of ordinary shares issued and fully paid

		Share capital
	Number of shares	US$thousand
Balance at January 1, 2023	1	$—
Balance at March 31, 2023	1	$—

	Number of	Share capital
	shares	US$ thousand
Balance as at January 1, 2021 and December 31, 2021	1	—
Balance as at December 31, 2022	1	—

	Number of	Share capital
	shares	US$thousand
Balance at January 1, 2020 and December 31, 2020	1	—
Balance at December 31, 2021	1	—